Provisions - Movements by Class of Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Beginning balance	¥ 227,784
Ending balance	247,344	¥ 227,784
IFRS 9 [member]
Disclosure of other provisions [line items]
Beginning balance	227,784	224,274
Additional provisions	63,141	52,725
Amounts used	(43,501)	(48,322)
Unused amounts reversed	(90)	(655)
Amortization of discount and effect of change in discount rate	(41)	(259)
Others	51	21
Ending balance	247,344	227,784
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	135,123	141,201
Additional provisions	29,000	32,000
Amounts used	(35,707)	(37,674)
Amortization of discount and effect of change in discount rate	(182)	(404)
Ending balance	128,234	135,123
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	92,661	83,073
Additional provisions	34,141	20,725
Amounts used	(7,794)	(10,648)
Unused amounts reversed	(90)	(655)
Amortization of discount and effect of change in discount rate	141	145
Others	51	21
Ending balance	¥ 119,110	¥ 92,661